Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income/(loss) from continuing operations before income taxes consists of:

	Year ended December 31,	Six months ended June 30,	Year ended June 30,
	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

PRC	(24,856)	8,727	(23,185)	9,627	1,569
PGW	—	(9,966)	160,547	113,957	18,568
Other non-PRC	(25,897)	13,984	(55,066)	(1,334,204)	(217,390)
	(50,753)	12,745	82,296	(1,210,620)	(197,253)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes expense (benefit) applicable to continuing operations consist of:

	Year ended December 31,	Six months ended June 30,	Year ended June 30,
	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current income tax	5,719	(31,429)	10,130	449	73
Deferred income tax	1,385	30,333	3,500	28,018	4,565
	7,104	(1,096)	13,630	28,467	4,638

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between income taxes computed by applying the statutory income tax rate of 25% for 2010, 2011, 2012 and 2013 applicable to the Company’s PRC operations to income tax expense is:

	Year ended December 31,	Six months ended June 30,	Year ended June 30,
	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Income/(loss) before income tax	(50,753)	12,745	82,295	(1,210,620)	(197,253)
Income tax computed at the applicable statutory tax rate of 25%	(12,688)	3,186	20,574	(302,655)	(49,313)
Expense not deductible for tax	838	771	329	227,123	37,006
Effect of tax exemptions	(50)	—	(33,271)	(17,120)	(2,789)
Effect of tax rate differences	568	(1,629)	1,869	29,059	4,735
Effect of tax law changes and recognition of outside basis differences	4,502	(5,761)	14,397	14,134	2,303
Changes in valuation allowance	13,838	4,539	6,248	76,653	12,489
Off-set of cumulative loss brought forward	—	—	—	(7,998)	(1,303)
Others	96	(2,202)	3,484	9,271	1,510
Income tax (benefit)expense reported in the consolidated statements of operations, applicable to continuing operations	7,104	(1,096)	13,630	28,467	4,638

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to the deferred tax asset (liability) balances at June 30, 2011, 2012 and 2013 are as follows:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Property, plant and equipment	(17,241)	(17,844)	(37,744)	(6,150)
Acquired technology	(9,982)	(7,884)	(7,665)	(1,249)
Change in foreign tax rate	(3,393)	—	—	—
Net operating loss carry-forward	4,539	6,248	76,653	12,489
Provision	64,456	76,907	87,233	14,213
Other	7,975	23,171	4,332	706
Deferred tax assets	46,354	80,598	122,809	20,009
Valuation allowance	(4,539)	(6,248)	(76,653)	(12,489)
Deferred tax assets (liabilities), net	41,815	74,350	46,156	7,520

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amounts of unrecognized tax benefits and liabilities, exclusive of related interest and penalties, is as follows:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Balance at beginning and end of fiscal year	3,759	3,759	3,759	612